Document and Entity Information	Sep. 06, 2023
Cover [Abstract]
Entity Registrant Name	TCW STRATEGIC INCOME FUND INC
Amendment Flag	false
Entity Central Index Key	0000809559
Document Type	8-K
Document Period End Date	Sep. 06, 2023
Entity Incorporation State Country Code	MD
Entity File Number	811-04980
Entity Tax Identification Number	93-0939398
Entity Address, Address Line One	865 S. Figueroa
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	(213)
Local Phone Number	244-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false